Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	¥ 7,632,467	¥ 21,443,827	¥ 16,994,025	¥ 11,473,208
Non-current assets		7,796,073	5,980,530
Chinese Mainland
Disclosure of geographical areas [line items]
Revenue	4,843,127	12,577,451	10,312,116	7,650,821
Non-current assets		3,963,551	3,626,187
Asia excluding China
Disclosure of geographical areas [line items]
Revenue	1,157,261	2,736,150	2,541,817	1,821,080
Non-current assets		515,983	413,285
North America
Disclosure of geographical areas [line items]
Revenue	743,897	3,342,918	1,985,051	729,702
Non-current assets		2,210,602	1,725,032
Latin America
Disclosure of geographical areas [line items]
Revenue	660,039	1,560,169	1,445,691	1,008,356
Europe
Disclosure of geographical areas [line items]
Revenue	154,737	703,771	414,493	151,496
Non-current assets		633,333	72,168
Other
Disclosure of geographical areas [line items]
Revenue	¥ 73,406	523,368	294,857	¥ 111,753
Non-current assets		¥ 472,604	¥ 143,858